Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 253,922	$ 167,319	$ 205,104
Other comprehensive (loss) income, net of tax:
Net unrealized holding (losses) gains on securities available for sale arising during period (net of tax effects of $(14,040), $4,911 and $15,144)	(52,818)	18,476	56,970
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $3, $1 and $3)	13	4	9
Other comprehensive income, net of tax	(52,805)	18,480	56,979
Comprehensive (loss) income	$ 201,117	$ 185,799	$ 262,083